1. Description of Business and Basis of Presentation (Details Narratives) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Description Of Business And Basis Of Presentation Details Narratives
Secured line of credit	$ 0	$ 1,108
Unsecured notes	1,739	2
Other unsecured notes	1,500	1,500
Members equity	1,904	1,902	1,830
Interest escrow	255	329
Line of credit availability	$ 1,500	$ 392